Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

6. Leases

The Company’s finance lease relates to its headquarters, which was substantially completed in June 2018 and leased through May 2033, and its operating lease relates to the land lease associated with its headquarters. Historically the Company’s operating leases included a lease for laboratory and office space in Ohio. In March 2020, the Company terminated this lease, effective September 30, 2020, and paid termination fees of less than $0.1 million.

At December 31, 2019 and 2020, the Company had finance lease liabilities of $26.3 million and $24.8 million, respectively, and right-of-use assets of $25.6 million and $23.5 million, respectively, and operating lease liabilities of $0.9 million and $0.8 million, respectively, and right-of-use assets of $0.9 million and $0.8 million, respectively, all of which were included in the balance sheet.

The Company’s leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Certain of the Company’s leases include renewal options and escalation clauses;

renewal options have been included in the calculation of the lease liabilities and right of use assets as the Company is reasonably certain to exercise the options due to the specialized nature of the leased building. Variable expenses generally represent the Company’s share of the landlord’s operating expenses. The Company does not act as a lessor in any lease arrangements.

The following summarizes quantitative information about the Company’s leases:

	Year Ended
	December 31,
($in thousands)	2019	2020
Finance lease cost
Amortization of right-of-use assets	$2,060	$2,060
Interest on lease liabilities	2,298	2,180
Total finance lease cost	4,358	4,240
Operating lease cost	137	152
Total lease cost	$4,495	$4,392

	Year Ended		Year Ended
	December 31, 2019		December 31, 2020
	Finance	Operating	Finance	Operating
($ in thousands)	Leases	Leases	Leases	Leases
Operating cash flows from leases	$(2,298)	$(137)	$(2,180)	$(182)
Financing cash flows from leases	$(1,292)	$—	$(1,500)	$—
Weighted-average remaining lease term	6.02	6.38	5.52	6.24
Weighted-average discount rate	8.50%	8.50%	8.50%	8.50%

As of December 31, 2020, the maturities of the Company’s lease liabilities were as follows:

($ in thousands)	Finance Leases	Operating Leases
Year Ended December 31, 2021	$3,773	$105
Year Ended December 31, 2022	3,868	105
Year Ended December 31, 2023	3,965	105
Year Ended December 31, 2024	4,065	106
Year Ended December 31, 2025	4,167	106
Thereafter	16,937	678
Total	36,775	1,205
Less: present value discount	(11,956)	(436)
Lease liabilities	$24,819	$769